Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 20.1	$ 17.6
Post-employment benefits	1.3	1.3
Termination benefits	0.5
Stock-based compensation expense	8.4	7.3
Total	$ 30.3	$ 26.2